PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The company’s PP&E relates to the operating segments as shown below:

	Renewable Power and Transition (a)		Infrastructure (b)		Private Equity (c)		Real Estate (Super Core, Core Plus, Value Add, and Opportunistic)[2]		Real Estate (LP Investments) and Other[2] (d)		Total
AS AT DEC. 31 (MILLIONS)	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Cost	$47,296	$52,279	$73,163	$56,560	$17,727	$19,317	$469	$545	$13,150	$11,105	$151,805	$139,806
Accumulated fair value changes	40,324	36,324	7,228	5,419	(614)	(549)	14	9	1,790	1,676	48,742	42,879
Accumulated depreciation	(13,524)	(12,189)	(11,951)	(9,354)	(5,794)	(5,381)	(258)	(239)	(3,028)	(2,503)	(34,555)	(29,666)
Total[1]	$74,096	$76,414	$68,440	$52,625	$11,319	$13,387	$225	$315	$11,912	$10,278	$165,992	$153,019
1.As at December 31, 2025, the total includes $5.9 billion (2024 – $6.2 billion) of PP&E leased to third parties as operating leases. Our ROU PP&E assets include $866 million (2024 – $1.1 billion) in our Renewable Power and Transition segment, $4.4 billion (2024 – $5.2 billion) in our Infrastructure segment, $861 million (2024 – $924 million) in our Private Equity, $63 million (2024 – $80 million) in our super core, core plus, value add and opportunistic investments within our Real Estate segment, and $1.0 billion (2024 – $829 million) within our Asset Management segment, totaling $7.2 billion (2024 – $8.1 billion) of ROU assets.
2.Real estate Super Core, Core Plus, Value Add and Opportunistic investments are included in our Real Estate segment. Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
Our Renewable Power and Transition PP&E consists of the following:

	Hydroelectric		Wind		Solar and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024	2025	2024	2025	2024	2025	2024
Cost, beginning of year	$11,823	$13,656	$18,348	$16,787	$22,108	$15,841	$52,279	$46,284
Additions, net of disposals and assets reclassified as held for sale	(45)	(187)	(3,904)	(862)	(3,992)	2,472	(7,941)	1,423
Acquisitions through business combinations	—	—	—	3,263	527	4,176	527	7,439
Foreign currency translation and other	852	(1,646)	650	(840)	929	(381)	2,431	(2,867)
Cost, end of year	12,630	11,823	15,094	18,348	19,572	22,108	47,296	52,279

Accumulated fair value changes, beginning of year	28,561	26,653	4,977	3,614	2,786	1,722	36,324	31,989
Fair value changes	1,236	3,215	762	1,531	102	1,185	2,100	5,931
Dispositions and assets reclassified as held for sale	—	—	—	—	(53)	(60)	(53)	(60)
Foreign currency translation and other	1,861	(1,307)	84	(168)	8	(61)	1,953	(1,536)
Accumulated fair value changes, end of year	31,658	28,561	5,823	4,977	2,843	2,786	40,324	36,324

Accumulated depreciation, beginning of year	(6,137)	(6,332)	(3,414)	(3,560)	(2,638)	(2,030)	(12,189)	(11,922)
Depreciation expenses	(683)	(646)	(877)	(802)	(924)	(602)	(2,484)	(2,050)
Dispositions and assets reclassified as held for sale	86	143	517	566	958	221	1,561	930
Foreign currency translation and other	(154)	698	(93)	382	(165)	(227)	(412)	853
Accumulated depreciation, end of year	(6,888)	(6,137)	(3,867)	(3,414)	(2,769)	(2,638)	(13,524)	(12,189)
Balance, end of year	$37,400	$34,247	$17,050	$19,911	$19,646	$22,256	$74,096	$76,414
The following table presents our Renewable Power and Transition PP&E measured at fair value by geography:

AS AT DEC. 31 (MILLIONS)	2025	2024
North America	$37,237	$44,538
Colombia	15,219	12,431
Brazil	4,607	4,283
Europe	7,370	7,144
Australia	5,119	3,511
Asia and other	4,544	4,507
	$74,096	$76,414
Renewable Power and Transition assets are accounted for under the revaluation model and the most recent date of revaluation was December 31, 2025. Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of Renewable Power and Transition assets.
Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2025 and 2024 are summarized below.

	Contracted Discount Rate		Uncontracted Discount Rate		Terminal Capitalization Rate[1]		Terminal Year
AS AT DEC. 31	2025	2024	2025	2024	2025	2024	2025	2024
North America	5.0 – 5.7%	5.1 – 5.8%	6.2 – 7.0%	6.3 – 7.2%	4.3 – 4.7%	4.3 – 5.1%	2048	2048
Colombia	8.4%	8.5%	9.6%	9.8%	7.1%	7.3%	2045	2044
Brazil	9.5%	9.6%	10.8%	10.9%	n/a	n/a	2052	2052
Europe[2]	5.0 – 7.2%	4.9 – 6.6%	5.0 – 7.2%	4.9 – 6.6%	n/a	n/a	2052	2047
Australia	7.3%	n/a	7.3%	n/a	n/a	n/a	2056	n/a
1.Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
2.The change in uncontracted rates compared to the prior year reflect change in asset mix to include certain development and merchant assets in Europe.
Key assumptions on contracted generation and future power pricing are summarized below:

AS AT DEC. 31, 2025	Total Generation Contracted under Power Purchase Agreements		Power Prices from Long-Term Power Purchase Agreements (weighted average)		Estimates of Future Electricity Prices (weighted average)
	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years
North America (prices in US$/MWh)	63%	32%	62	75	86	104
Colombia (prices in COP$/MWh)	43%	3%	308	394	555	763
Brazil (prices in R$/MWh)	78%	32%	334	403	371	467
Europe (prices in €/MWh)	64%	21%	66	83	56	68
Australia (prices in A$/MWh)	53%	6%	68	73	91	129
Our Infrastructure PP&E consists of the following:

	Utilities		Transport		Midstream		Data		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Cost, beginning of year	$8,580	$8,278	$19,403	$18,866	$14,758	$15,405	$13,819	$9,086	$56,560	$51,635
Additions, net of disposals and assets reclassified as held for sale	582	572	(101)	867	830	480	2,417	818	3,728	2,737
Acquisitions through business combinations	104	—	3	—	8,897	—	2,852	4,141	11,856	4,141
Foreign currency translation and other	427	(270)	363	(330)	696	(1,127)	(467)	(226)	1,019	(1,953)
Cost, end of year	9,693	8,580	19,668	19,403	25,181	14,758	18,621	13,819	73,163	56,560

Accumulated fair value changes, beginning of year	1,957	1,894	1,433	1,410	2,021	833	8	—	5,419	4,137
Disposition and assets reclassified as held for sale	—	—	(276)	—	—	—	—	(4)	(276)	(4)
Fair value changes	198	120	(2)	92	1,605	1,189	—	12	1,801	1,413
Foreign currency translation and other	183	(57)	71	(69)	26	(1)	4	—	284	(127)
Accumulated fair value changes, end of year	2,338	1,957	1,226	1,433	3,652	2,021	12	8	7,228	5,419

Accumulated depreciation, beginning of year	(2,070)	(1,836)	(3,377)	(2,605)	(1,946)	(1,538)	(1,961)	(1,247)	(9,354)	(7,226)
Depreciation expenses	(429)	(413)	(969)	(1,003)	(781)	(629)	(1,007)	(775)	(3,186)	(2,820)
Dispositions and assets reclassified as held for sale	92	109	668	103	30	101	62	28	852	341
Foreign currency translation and other	(85)	70	(155)	128	(106)	120	83	33	(263)	351
Accumulated depreciation, end of year	(2,492)	(2,070)	(3,833)	(3,377)	(2,803)	(1,946)	(2,823)	(1,961)	(11,951)	(9,354)
Balance, end of year	$9,539	$8,467	$17,061	$17,459	$26,030	$14,833	$15,810	$11,866	$68,440	$52,625
Key valuation metrics of the company’s utilities, transport, and midstream assets at the end of 2025 and 2024 are summarized below.

	Utilities		Transport		Midstream
AS AT DEC. 31	2025	2024	2025[1]	2024	2025[2]	2024
Discount rates	8% – 16%	8% – 15%	9%	10%	n/a	15%
Terminal value multiples	15x	16x	8x	9x – 20x	n/a	8x – 10x
Investment horizon	10 – 20 yrs	10 – 20 yrs	10 yrs	10 yrs	n/a	1 – 2 yrs
1.The change in terminal capitalization multiples from prior year primarily relates to the deconsolidation of our U.K. ports operation, which is no longer included in the metrics.
2.The current and prior year reflects our North American gas storage business. As a result of an IPO in October 2025, our investment in this business is now valued using its share price.
The following table presents the changes to the carrying value of the company’s PP&E assets included in these businesses:

	Cost		Accumulated Impairment		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024	2025	2024	2025	2024	2025	2024
Balance, beginning of year	$19,317	$22,470	$(549)	$(701)	$(5,381)	$(5,934)	$13,387	$15,835
Additions/(dispositions)[1], net of assets reclassified as held for sale	(2,942)	(1,908)	(36)	307	1,366	1,960	(1,612)	359
Acquisitions through business combinations	209	32	—	—	—	—	209	32
Foreign currency translation and other	1,143	(1,277)	(13)	12	(307)	257	823	(1,008)
Depreciation expenses	—	—	—	—	(1,472)	(1,664)	(1,472)	(1,664)
Impairment charges	—	—	(16)	(167)	—	—	(16)	(167)
Balance, end of year	$17,727	$19,317	$(614)	$(549)	$(5,794)	$(5,381)	$11,319	$13,387
1.For accumulated impairment and accumulated depreciation, (additions)/dispositions.
The following table presents the changes to the carrying value of the company’s PP&E assets included in these businesses:

	Cost		Accumulated Fair Value Changes		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024	2025	2024	2025	2024	2025	2024
Balance, beginning of year	$11,105	$16,663	$1,676	$2,464	$(2,503)	$(2,587)	$10,278	$16,540
Changes in basis of accounting[1]	(38)	(4,668)	(10)	(476)	6	304	(42)	(4,840)
Additions/(dispositions)[2], net of assets reclassified as held for sale	478	(634)	(97)	(234)	134	359	515	(509)
Acquisitions through business combinations	968	45	—	—	—	—	968	45
Foreign currency translation and other	636	(301)	65	(36)	(136)	81	565	(256)
Fair value changes	1	—	176	20	—	—	177	20
Depreciation expenses	—	—	—	—	(529)	(660)	(529)	(660)
Impairment charges	—	—	(20)	(62)	—	—	(20)	(62)
Balance, end of year	$13,150	$11,105	$1,790	$1,676	$(3,028)	$(2,503)	$11,912	$10,278
1.Following the completion of the partial sale of BSREP IV to BWS in 2024, our investment in BSREP IV was deconsolidated and recognized within equity accounted investments. BN was issued additional Class C shares in BWS as consideration for the acquisition by BWS.
2.For accumulated depreciation, (additions)/dispositions.